Commitments and Contingencies - Leases (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) lease	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) lease	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) lease	Dec. 31, 2014 USD ($)	Mar. 22, 2016 lease	Jun. 04, 2015 lease
Office Space Leases
Future minimum lease payments
Total rental commitments under non cancelable leases	$ 21.6		$ 21.6		$ 22.7
2016	0.6		0.6
2017	2.5		2.5		1.7
2018	2.5		2.5		2.5
2019	2.3		2.3		2.5
2020	2.1		2.1		2.3
Thereafter	11.6		11.6
Rent expense	$ 0.6	$ 0.3	$ 1.3	$ 0.7	$ 1.1	$ 0.4
Denver, Colorado | Office Space Leases
Leases
Number of office spaces under lease | lease	2		2		2
Denver, Colorado | Subleases
Leases
Number of office spaces under lease | lease							1	1
Future minimum lease payments
Sublease rental, future lease payments	$ 0.8		$ 0.8		$ 0.9
Greeley, Colorado | Office Space Leases
Leases
Number of office spaces under lease | lease	1		1		1
Houston, Texas | Office Space Leases
Leases
Number of office spaces under lease | lease	1		1		1